Annual Fund Operating Expenses - Invesco Diversified Dividend Opportunities ETF - Invesco Diversified Dividend Opportunities ETF	Mar. 06, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.33%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.